1(212) 318-6960

alexandramarghella@paulhastings.com

May 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Value 25 Fund Inc. (the “Fund”)

Securities Act File No. 033-30139

Investment Company Act File No. 811-05848

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 53 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2022 (Accession #0001193125-22-132949).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Alexandra Marghella

Alexandra Marghella

for PAUL HASTINGS LLP

cc:	B. Alpert – Gabelli Funds, LLC

J. Ball – Gabelli Funds, LLC

P. Goldstein – Gabelli Funds, LLC

A. Ward